Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 29,796	$ 63,815
Restricted cash		4,900
Accounts receivable, net	16,570	10,555
Prepaid insurance and other assets	5,207	8,689
Deferred tax assets	79	2,475
Total current assets	51,652	90,434
Satellites and equipment, net	641,835	550,434
Concessions, net	39,020	39,239
Intangible assets	9,457	31,924
Deferred financing cost	8,054	11,390
Guarantee deposits and other assets	3,072	1,016
Deferred tax assets	61,351
Non-current assets held for sale	7,444	21,656
Total	821,885	746,093
Current liabilities:
Accounts payable and accrued expenses	89,022	42,912
Deferred revenue	3,467	3,605
Income tax payable	35	11
Total current liabilities	92,524	46,528
Debt obligations	360,000	360,000
Deferred revenue and other liabilities	29,481	27,317
Non-current liabilities held for sale	2,680	3,272
Deferred tax liabilities		7,366
Total liabilities	484,685	444,483
Contingencies and commitments (Note 18)
Shareholders' equity:
Paid-in capital	315,662	275,662
Additional paid-in capital	1,207
Retained earnings	20,331	22,334
Total Satelites Mexicanos, S. A. de C. V. shareholders' equity	337,200	297,996
Noncontrolling interest		3,614
Total shareholders' equity	337,200	301,610
Total	821,885	746,093
Common stock, class I
Shareholders' equity:
Common stock
Common stock, class II
Shareholders' equity:
Common stock